                          Wyatt Gerber Meller & O'Rourke
                            99 Park Avenue- 6th Fl.
                           New York, New York  10016

                                 (213) 681-0800
                              Fax:  (212) 681-0810

                               September 23, 1997



Ameristock Mutual Fund, Inc.
1480 I Moraga Rd. #200
Moraga, CA  94556

Ladies and Gentlemen:

                               Rule 24f-2 Notice
                               -----------------

     We have represented Ameristock Mutual Fund, Inc., a Maryland corporation (the "Fund"), in connection with the filing with the Securities and Exchange Commission of the Fund's Rule 24f-2 Notice for the fiscal year ended June
30, 1996 pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Rule 24f-2"). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the articles of incorporation and bylaws of the Fund and resolutions of the board of directors authorizing the issuance of shares.

     Based upon the foregoing examination, we are of the opinion that the 342,385 shares of $.01 par value capital stock sold by the Fund during the fiscal year ended June 30, 1996 in reliance upon registration pursuant to Rule 24f-2 were legally issued, full paid and nonassessable.

     We consent to the filing of this opinion with the Fund's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                       Very truly yours,

                                       /s/ Wyatt Gerber Meller & O'Rourke

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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:

     Ameristock Mutual Fund, Inc.
     1480 I Moraga Rd. #200
     Moraga, CA  94556

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  2. Name of each series or class of funds for which this notice is filed:

     Ameristock Mutual Fund, Inc.


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  3. Investment Company Act File Number:  811-09090
     Securities Act File Number:  33-98276


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  4(a). Last day of fiscal year for which this notice is filed:  June 30, 1996

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  4(b). Check box if this notice is being files late (i.e. more than 90 calendar days after the end of the issuer's fiscal year)
                                                                            [X]

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  4(c). Check this box if this is the last time issuer will be filing this form
                                                                            [ ]

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  5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
    Fiscal year pursuant to section 24(f)                           $7,363,043

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year              $4,270,981

(iii) Aggregate price of securities redeemed or
      repurchased during any prior year fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                             $   None

(iv) Total available credits (add items 5(ii) and 5(iii)           -$4,270,981

(v)  Net sales- if item 5(i) is greater than item 5(iv)
       [Subtract item 5(iv) from 5(i)]                              $3,092,053
(vi) Redemption credits available for use in future years
     if item 5(I) is less than item 5(iv).
       [Subtract item 5(iv) from 5(i)]:              $   None

(vii) Multiplier for determining fee
        (See Instruction C.9):                                      x  .000295

(viii) Registration fee due [Multiply item 5(v) by item
         5(vii)(enter "0" if no fee is due):                        = $ 912.15
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  6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to 24e-2 as in effect before October 11, 1997, than report the amount of securities (number of shares or other units) deducted here: [NONE]. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for useby the issuer in future fiscal years, then state that number here: [NONE].

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  7. Interest due- if this Form is being filed more than 90 days after the issuer's fiscal year.  (See instruction D):
                                                                     =$ 924.15

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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository.

                 Method of Delivery:
                           [ ] Wire Transfer
                           [X] Mail or other means

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SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Nicholas D. Gerber
                               ---------------------------------
                                 Nicholas D. Gerber
                                  Director
                               ---------------------------------

      Date:  October 2, 1997(Originally), December 11, 1997 this version.

  *Please print the name and title of the signing officer below the signature.
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